Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar 31, 2011
Registrant Name	dei_EntityRegistrantName	PROFESSIONALLY MANAGED PORTFOLIOS
Central Index Key	dei_EntityCentralIndexKey	0000811030
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul 29, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jul 29, 2011
Hodges Fund (Prospectus Summary) | Hodges Fund | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HDPMX
Hodges Fund (Prospectus Summary) | Hodges Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HDPIX
Hodges Small Cap Fund (Prospectus Summary) | Hodges Small Cap Fund | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HDPSX
Hodges Small Cap Fund (Prospectus Summary) | Hodges Small Cap Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HDSIX
Hodges Blue Chip 25 Fund (Prospectus Summary) | Hodges Blue Chip 25 Fund | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HDPBX
Hodges Equity Income Fund (Prospectus Summary) | Hodges Equity Income Fund | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HDPEX
Hodges Pure Contrarian Fund (Prospectus Summary) | Hodges Pure Contrarian Fund | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HDPCX

Hodges Fund (Prospectus Summary) | Hodges Fund
HODGES FUND
Investment Objective
The Hodges Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Hodges Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Hodges Fund	Class R Shares	Class I Shares
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged within 30 days of purchase)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Hodges Fund	Class R Shares	Class I Shares
Management Fees	0.85%	0.85%
Distribution and Service (12b-1) Fees	0.25%	none
Other Expenses	0.30%	0.19%
Total Annual Fund Operating Expenses	1.40%	1.04%

Example
This Example is intended to help you compare the costs of investing in the
Hodges Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Hodges Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Hodges Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Hodges Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class R Shares	143	443	766	1,680
Class I Shares	106	331	574	1,271

Portfolio Turnover
The Hodges Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Hodges Fund's performance. During the most recent fiscal year, the Hodges Fund's portfolio turnover rate was 64% of the average value of its portfolio.

Principal Investment Strategies
The Hodges Fund invests in common stocks of companies of any market capitalization, small, medium or large. The Fund managers invest in what could be described as value situations. In selecting investments, the Advisor can also invest where it is deemed appropriate in companies whose shares are out of favor, but appear to have prospects for above-average growth over an extended period of time.

Although not a primary investment strategy, the Fund may engage in short-sale transactions with respect to 25% of its net assets. The Fund may also invest in money market instruments and may, from time to time, purchase put and call options on U.S.traded stocks or security indices. The Fund may also sell options and write "covered" call options.

The Hodges Fund may also invest up to 25% of its net assets in moderate growth stocks whose shares offer a high dividend yield and in the stocks of foreign companies which are U.S. dollar denominated and traded on a domestic national securities exchange, including American Depositary Receipts ("ADRs").

The Advisor will consider selling a security in the Hodges Fund's portfolio if that security has become overvalued or has reached its growth potential. In addition, in an attempt to increase the Hodges Fund's tax efficiency or to satisfy certain tax diversification requirements, the Advisor may take tax considerations into account in deciding whether or when to sell a particular stock. The Fund's portfolio turnover could exceed 100% in a given year. A high portfolio turnover may result in the realization and distribution of capital gains, as well as higher transaction costs.

Principal Investment Risks
There is a risk that you could lose all or a portion of your investment in the
Hodges Fund. The following principal risks can affect the value of your investment:

·  General Market Risk: The market price of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

·  Equity Risk: Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value.

·  Management Risk: The Advisor may fail to implement the Hodges Fund's investment strategies and meet its investment objective.

·  Short Sales Risk: Short sale strategies can be riskier than "long" investment strategies. The Hodges Fund may seek to hedge investments or realize additional gains through short sales. Because the Hodges Fund may short positions it does not own, potential losses to the Hodges Fund are unlimited.

·  Portfolio Turnover Risk: High portfolio turnover involves correspondingly greater expenses to the Hodges Fund, including brokerage commissions and dealer mark-ups and other transaction costs. This may also result in adverse tax consequences for Hodges Fund shareholders.

·  Foreign Securities Risk: Foreign securities are subject to increased risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.

·  Investment Style Risk: Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. The Hodges Fund may outperform or underperform other funds that employ a different investment style. Examples of different investment styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Value investing carries the risk that the market will not recognize a security's inherent value for a long time, or that a stock judged to be undervalued may actually be appropriately priced or overvalued.

·  Large Companies Risk: Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

·  Futures and Options (Derivatives) Risk: The use of derivative instruments involves risks different from, or greater than, the risks of investing directly in securities and more traditional investments. Derivative products are highly specialized investments that require investment techniques and risk analyses different than those associated with stocks.

·  Smaller Company Risk: Investing in securities of smaller companies including micro-cap, small-cap, medium-cap and less seasoned companies often involve greater volatility than investing in larger, more established companies and these securities may be less liquid than other securities.

Performance
The following performance information provides some indication of the risks of investing in the Hodges Fund. The bar chart below illustrates how Class R shares of the Hodges Fund's total returns have varied from year to year. The table below illustrates how the Hodges Fund's average annual total returns for 1, 5 and 10-year periods compare with that of a broad-based securities index. The
Hodges Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website at www.hodgesmutualfunds.com.

Hodges Fund Calendar Year Total Returns Class R

The Hodges Fund's year-to-date return for Class R shares as of the most recent calendar quarter ended June 30, 2011 was 3.46%.

                    Highest Quarterly Return: 2Q, 2003 45.08%

                    Lowest Quarterly Return:  4Q, 2008 -32.21%

Average Annual Total Returns as of December 31, 2010
Average Annual Total Returns Hodges Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class R Shares	Hodges Fund Class R Shares Return Before Taxes	21.08%	1.26%	8.66%
Class R Shares After Taxes on Distributions	Hodges Fund Class R Shares Return After Taxes on Distributions	21.08%	0.99%	8.44%
Class R Shares After Taxes on Distributions and Sales	Hodges Fund Class R Shares Return After Taxes on Distributions and Sale of Fund Shares	13.70%	1.04%	7.68%
Class I Shares	Hodges Fund Class I Shares Return Before Taxes	21.42%	1.35%	8.71%
S&P 500 Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%

Class I shares commenced operations on December 12, 2008. Performance shown prior to the inception of Class I shares reflects the performance of the Hodges
Fund's Class R shares, adjusted to reflect Class I expenses.

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts ("IRAs").

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jul 29, 2011
Hodges Fund (Prospectus Summary) | Hodges Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	HODGES FUND
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Hodges Fund seeks long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Hodges Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Hodges Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Hodges Fund's performance. During the most recent fiscal year, the Hodges Fund's portfolio turnover rate was 64% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	64.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the costs of investing in the
Hodges Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Hodges Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Hodges Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Hodges Fund invests in common stocks of companies of any market capitalization, small, medium or large. The Fund managers invest in what could be described as value situations. In selecting investments, the Advisor can also invest where it is deemed appropriate in companies whose shares are out of favor, but appear to have prospects for above-average growth over an extended period of time.

Although not a primary investment strategy, the Fund may engage in short-sale transactions with respect to 25% of its net assets. The Fund may also invest in money market instruments and may, from time to time, purchase put and call options on U.S.traded stocks or security indices. The Fund may also sell options and write "covered" call options.

The Hodges Fund may also invest up to 25% of its net assets in moderate growth stocks whose shares offer a high dividend yield and in the stocks of foreign companies which are U.S. dollar denominated and traded on a domestic national securities exchange, including American Depositary Receipts ("ADRs").

The Advisor will consider selling a security in the Hodges Fund's portfolio if that security has become overvalued or has reached its growth potential. In addition, in an attempt to increase the Hodges Fund's tax efficiency or to satisfy certain tax diversification requirements, the Advisor may take tax considerations into account in deciding whether or when to sell a particular stock. The Fund's portfolio turnover could exceed 100% in a given year. A high portfolio turnover may result in the realization and distribution of capital gains, as well as higher transaction costs.

Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
There is a risk that you could lose all or a portion of your investment in the
Hodges Fund. The following principal risks can affect the value of your investment:

·  General Market Risk: The market price of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

·  Equity Risk: Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value.

·  Management Risk: The Advisor may fail to implement the Hodges Fund's investment strategies and meet its investment objective.

·  Short Sales Risk: Short sale strategies can be riskier than "long" investment strategies. The Hodges Fund may seek to hedge investments or realize additional gains through short sales. Because the Hodges Fund may short positions it does not own, potential losses to the Hodges Fund are unlimited.

·  Portfolio Turnover Risk: High portfolio turnover involves correspondingly greater expenses to the Hodges Fund, including brokerage commissions and dealer mark-ups and other transaction costs. This may also result in adverse tax consequences for Hodges Fund shareholders.

·  Foreign Securities Risk: Foreign securities are subject to increased risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.

·  Investment Style Risk: Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. The Hodges Fund may outperform or underperform other funds that employ a different investment style. Examples of different investment styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Value investing carries the risk that the market will not recognize a security's inherent value for a long time, or that a stock judged to be undervalued may actually be appropriately priced or overvalued.

·  Large Companies Risk: Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

·  Futures and Options (Derivatives) Risk: The use of derivative instruments involves risks different from, or greater than, the risks of investing directly in securities and more traditional investments. Derivative products are highly specialized investments that require investment techniques and risk analyses different than those associated with stocks.

·  Smaller Company Risk: Investing in securities of smaller companies including micro-cap, small-cap, medium-cap and less seasoned companies often involve greater volatility than investing in larger, more established companies and these securities may be less liquid than other securities.

Risk, Lose Money	rr_RiskLoseMoney	There is a risk that you could lose all or a portion of your investment in the Hodges Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the Hodges Fund. The bar chart below illustrates how Class R shares of the Hodges Fund's total returns have varied from year to year. The table below illustrates how the Hodges Fund's average annual total returns for 1, 5 and 10-year periods compare with that of a broad-based securities index. The
Hodges Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website at www.hodgesmutualfunds.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Hodges Fund.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.hodgesmutualfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Hodges Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Hodges Fund Calendar Year Total Returns Class R
Bar Chart, Closing	rr_BarChartClosingTextBlock
The Hodges Fund's year-to-date return for Class R shares as of the most recent calendar quarter ended June 30, 2011 was 3.46%.

                    Highest Quarterly Return: 2Q, 2003 45.08%

                    Lowest Quarterly Return:  4Q, 2008 -32.21%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	Actual after-tax returns depend on your situation and may differ from those shown.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Class I shares commenced operations on December 12, 2008. Performance shown prior to the inception of Class I shares reflects the performance of the Hodges Fund's Class R shares, adjusted to reflect Class I expenses.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock
Class I shares commenced operations on December 12, 2008. Performance shown prior to the inception of Class I shares reflects the performance of the Hodges
Fund's Class R shares, adjusted to reflect Class I expenses.

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts ("IRAs").

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2010
Hodges Fund (Prospectus Summary) | Hodges Fund | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.46%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	45.08%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(32.21%)
Hodges Fund | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.41%
Hodges Fund | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged within 30 days of purchase)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.40%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	143
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	443
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	766
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,680
Annual Return 2001	rr_AnnualReturn2001	11.15%
Annual Return 2002	rr_AnnualReturn2002	(26.29%)
Annual Return 2003	rr_AnnualReturn2003	80.24%
Annual Return 2004	rr_AnnualReturn2004	24.45%
Annual Return 2005	rr_AnnualReturn2005	17.26%
Annual Return 2006	rr_AnnualReturn2006	17.77%
Annual Return 2007	rr_AnnualReturn2007	8.47%
Annual Return 2008	rr_AnnualReturn2008	(49.49%)
Annual Return 2009	rr_AnnualReturn2009	36.26%
Annual Return 2010	rr_AnnualReturn2010	21.08%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Hodges Fund Class R Shares Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	21.08%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.26%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.66%
Hodges Fund | Class R Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Hodges Fund Class R Shares Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	21.08%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.99%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.44%
Hodges Fund | Class R Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Hodges Fund Class R Shares Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.70%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.04%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.68%
Hodges Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged within 30 days of purchase)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.04%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	106
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	331
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	574
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,271
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Hodges Fund Class I Shares Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	21.42%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.35%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.71%

Hodges Small Cap Fund (Prospectus Summary) | Hodges Small Cap Fund
HODGES SMALL CAP FUND
Investment Objective
The Hodges Small Cap Fund (the "Small Cap Fund") seeks long-term capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Small Cap Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Hodges Small Cap Fund	Class R Shares	Class I Shares
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged within 30 days of purchase)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Hodges Small Cap Fund		Class R Shares	Class I Shares
Management Fees		0.85%	0.85%
Distribution and Service (12b-1) Fees		0.25%	none
Other Expenses		0.47%	0.46%
Total Annual Fund Operating Expenses		1.57%	1.31%
Fee Waiver and/or Expense Reimbursement		(0.16%)	(0.15%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	1.41%	1.16%
[1]	The Advisor has contractually agreed to reduce its fees and/or pay the Small Cap Fund's expenses (excluding Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for Class R shares of the Small Cap Fund to 1.40% and Class I shares of the Small Cap Fund to 1.15% of the Fund's average net assets (the "Expense Caps"). The Expense Caps will remain in effect at least until July 31, 2012. The Agreement may be terminated at any time by the Board upon 60 days' notice to the Advisor, or by the Advisor with the consent of the Board.

Example
This Example is intended to help you compare the costs of investing in the Small
Cap Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Small Cap Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Small Cap
Fund's operating expenses remain the same (taking into account the contractual expense limitation only in the first year).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Hodges Small Cap Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class R Shares	144	480	840	1,854
Class I Shares	118	400	704	1,566

Portfolio Turnover
The Small Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Small Cap Fund's performance. During the most recent fiscal year, the Small Cap Fund's portfolio turnover rate was 109% of the average value of its portfolio.

Principal Investment Strategies
Under normal market conditions, the Small Cap Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the stocks of small capitalization ("small cap") companies. The Small Cap Fund defines small cap companies as those whose market capitalization, at the time of purchase, are consistent with the market capitalizations of companies in the Russell 2000®
Index. The Advisor seeks to buy securities of companies that it believes are undervalued, under-followed and/or offer above-average growth prospects. The remaining 20% of the Fund's net assets may be invested in the stocks of micro, mid and large capitalization companies, investment grade debt securities, U.S.
government securities and other investment companies including Exchange-Traded
Funds. Although most of the Fund's securities will be domestic, the Fund may invest up to 25% of its net assets in equity securities of foreign issuers, including those in emerging markets, and in ADRs, European Depositary Receipts
("EDRs") and Global Depositary Receipts ("GDRs") consistent with the Fund's investment objective. Although not a primary investment strategy, the Fund may engage in short-sale transactions with respect to 25% of its net assets. The
Fund uses a "bottom-up" approach in investing. The Fund also may invest in money market instruments and may, from time to time, purchase put and call options on
U.S.traded stocks, currencies or security indices. The Fund may also sell options purchased and write "covered" call options.

The Advisor considers selling a security in the Small Cap Fund's portfolio if the Advisor believes that security has become overvalued or has reached its growth potential. In addition, in an attempt to increase the Small Cap Fund's tax efficiency or to satisfy certain tax diversification requirements, the
Advisor may take tax considerations into account in deciding whether or when to sell a particular security. The Fund's portfolio turnover could exceed 100% in a given year. A high turnover may result in the realization and distribution of capital gains, as well as higher transaction costs.

Note: Because there are practical limits to the amount of small cap assets that can be effectively managed, the Small Cap Fund will close to new investors when it reaches an asset size as determined by the Advisor to be too large to sustain additional assets. Shareholders will be provided a 30-day written notice upon such conditions. If the Small Cap Fund closes to new investors, based on market conditions and other factors, it may reopen at a later date.

Principal Investment Risks
There is a risk that you could lose all or a portion of your investment in the
Small Cap Fund. The following principal risks can affect the value of your investment:

·  General Market Risk: The market price of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

·  Equity Risk: Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value.

·  Management Risk: The Advisor may fail to implement the Small Cap Fund's investment strategies and meet its investment objective.

·  Short Sales Risk: Short sale strategies can be riskier than "long" investment strategies. The Small Cap Fund may seek to hedge investments or realize additional gains through short sales. Because the Small Cap Fund may short positions it does not own, potential losses to the Small Cap Fund are unlimited.

·  Portfolio Turnover Risk: High portfolio turnover involves correspondingly greater expenses to the Small Cap Fund, including brokerage commissions and dealer mark-ups and other transaction costs. This may also result in adverse tax consequences for Small Cap Fund shareholders.

·  Foreign Securities Risk: Foreign securities are subject to increased risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.

·  Emerging Markets Risk: Investments in emerging markets are generally more volatile than investments in developed foreign markets.

·  Investment Style Risk: Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. The Small Cap Fund may outperform or underperform other funds that employ a different investment style. Examples of different investment styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Value investing carries the risk that the market will not recognize a security's inherent value for a long time, or that a stock judged to be undervalued may actually be appropriately priced or overvalued.

·  Futures and Options (Derivatives) Risk: The use of derivative instruments involves risks different from, or greater than, the risks of investing directly in securities and more traditional investments. Derivative products are highly specialized investments that require investment techniques and risk analyses different than those associated with stocks.

·  Smaller Company Risk: Investing in securities of smaller companies including micro-cap, small-cap, medium-cap and less seasoned companies often involve greater volatility than investing in larger, more established companies and these securities may be less liquid than other securities.

Performance
The following performance information provides some indication of the risks of investing in the Small Cap Fund. The bar chart below illustrates how Class R shares of the Small Cap Fund's total returns have varied from year to year. The table below illustrates how the Small Cap Fund's average annual total returns for 1-year and since inception periods compare with that of a broad-based securities index. The Small Cap Fund's past performance (before and after taxes)
is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website at
www.hodgesmutualfunds.com.

Hodges Small Cap Fund Calendar Year Total Returns Class R

The Small Cap Fund's year-to-date return for Class R shares as of the most recent calendar quarter ended June 30, 2011 was 10.35%.

                    Highest Quarterly Return: 3Q, 2009 29.98%

                    Lowest Quarterly Return:  2Q, 2009 -29.73%

Average Annual Total Returns as of December 31, 2010
Average Annual Total Returns Hodges Small Cap Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class R Shares	Small Cap Fund Class R Shares Return Before Taxes	34.40%	5.05%	Dec 18, 2007
Class R Shares After Taxes on Distributions	Small Cap Fund Class R Shares Return After Taxes on Distributions	34.04%	4.95%	Dec 18, 2007
Class R Shares After Taxes on Distributions and Sales	Small Cap Fund Class R Shares Return After Taxes on Distributions and Sale of Fund Shares	22.81%	4.31%	Dec 18, 2007
Class I Shares	Small Cap Fund Class I Shares Return Before Taxes	35.56%	5.35%	Dec 18, 2007
Russell 2000 Total Return Index	Russell 2000® Total Return Index (reflects no deduction for fees, expenses or taxes)	26.85%	2.76%	Dec 18, 2007

The Small Cap Fund commenced operations on December 18, 2007. Class I shares commenced operations on December 12, 2008. Performance shown prior to the inception of Class I shares reflects the performance of the Small Cap Fund's
Class R shares, adjusted to reflect Class I expenses.

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or
IRAs.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jul 29, 2011
Hodges Small Cap Fund (Prospectus Summary) | Hodges Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	HODGES SMALL CAP FUND
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Hodges Small Cap Fund (the "Small Cap Fund") seeks long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Small Cap Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Small Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Small Cap Fund's performance. During the most recent fiscal year, the Small Cap Fund's portfolio turnover rate was 109% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	109.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the costs of investing in the Small
Cap Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Small Cap Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Small Cap
Fund's operating expenses remain the same (taking into account the contractual expense limitation only in the first year).

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Small Cap Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the stocks of small capitalization ("small cap") companies. The Small Cap Fund defines small cap companies as those whose market capitalization, at the time of purchase, are consistent with the market capitalizations of companies in the Russell 2000®
Index. The Advisor seeks to buy securities of companies that it believes are undervalued, under-followed and/or offer above-average growth prospects. The remaining 20% of the Fund's net assets may be invested in the stocks of micro, mid and large capitalization companies, investment grade debt securities, U.S.
government securities and other investment companies including Exchange-Traded
Funds. Although most of the Fund's securities will be domestic, the Fund may invest up to 25% of its net assets in equity securities of foreign issuers, including those in emerging markets, and in ADRs, European Depositary Receipts
("EDRs") and Global Depositary Receipts ("GDRs") consistent with the Fund's investment objective. Although not a primary investment strategy, the Fund may engage in short-sale transactions with respect to 25% of its net assets. The
Fund uses a "bottom-up" approach in investing. The Fund also may invest in money market instruments and may, from time to time, purchase put and call options on
U.S.traded stocks, currencies or security indices. The Fund may also sell options purchased and write "covered" call options.

The Advisor considers selling a security in the Small Cap Fund's portfolio if the Advisor believes that security has become overvalued or has reached its growth potential. In addition, in an attempt to increase the Small Cap Fund's tax efficiency or to satisfy certain tax diversification requirements, the
Advisor may take tax considerations into account in deciding whether or when to sell a particular security. The Fund's portfolio turnover could exceed 100% in a given year. A high turnover may result in the realization and distribution of capital gains, as well as higher transaction costs.

Note: Because there are practical limits to the amount of small cap assets that can be effectively managed, the Small Cap Fund will close to new investors when it reaches an asset size as determined by the Advisor to be too large to sustain additional assets. Shareholders will be provided a 30-day written notice upon such conditions. If the Small Cap Fund closes to new investors, based on market conditions and other factors, it may reopen at a later date.

Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
There is a risk that you could lose all or a portion of your investment in the
Small Cap Fund. The following principal risks can affect the value of your investment:

·  General Market Risk: The market price of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

·  Equity Risk: Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value.

·  Management Risk: The Advisor may fail to implement the Small Cap Fund's investment strategies and meet its investment objective.

·  Short Sales Risk: Short sale strategies can be riskier than "long" investment strategies. The Small Cap Fund may seek to hedge investments or realize additional gains through short sales. Because the Small Cap Fund may short positions it does not own, potential losses to the Small Cap Fund are unlimited.

·  Portfolio Turnover Risk: High portfolio turnover involves correspondingly greater expenses to the Small Cap Fund, including brokerage commissions and dealer mark-ups and other transaction costs. This may also result in adverse tax consequences for Small Cap Fund shareholders.

·  Foreign Securities Risk: Foreign securities are subject to increased risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.

·  Emerging Markets Risk: Investments in emerging markets are generally more volatile than investments in developed foreign markets.

·  Investment Style Risk: Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. The Small Cap Fund may outperform or underperform other funds that employ a different investment style. Examples of different investment styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Value investing carries the risk that the market will not recognize a security's inherent value for a long time, or that a stock judged to be undervalued may actually be appropriately priced or overvalued.

·  Futures and Options (Derivatives) Risk: The use of derivative instruments involves risks different from, or greater than, the risks of investing directly in securities and more traditional investments. Derivative products are highly specialized investments that require investment techniques and risk analyses different than those associated with stocks.

·  Smaller Company Risk: Investing in securities of smaller companies including micro-cap, small-cap, medium-cap and less seasoned companies often involve greater volatility than investing in larger, more established companies and these securities may be less liquid than other securities.

Risk, Lose Money	rr_RiskLoseMoney	There is a risk that you could lose all or a portion of your investment in the Small Cap Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the Small Cap Fund. The bar chart below illustrates how Class R shares of the Small Cap Fund's total returns have varied from year to year. The table below illustrates how the Small Cap Fund's average annual total returns for 1-year and since inception periods compare with that of a broad-based securities index. The Small Cap Fund's past performance (before and after taxes)
is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website at
www.hodgesmutualfunds.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Small Cap Fund.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.hodgesmutualfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Small Cap Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Hodges Small Cap Fund Calendar Year Total Returns Class R
Bar Chart, Closing	rr_BarChartClosingTextBlock
The Small Cap Fund's year-to-date return for Class R shares as of the most recent calendar quarter ended June 30, 2011 was 10.35%.

                    Highest Quarterly Return: 3Q, 2009 29.98%

                    Lowest Quarterly Return:  2Q, 2009 -29.73%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	Actual after-tax returns depend on your situation and may differ from those shown.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock
The Small Cap Fund commenced operations on December 18, 2007. Class I shares commenced operations on December 12, 2008. Performance shown prior to the inception of Class I shares reflects the performance of the Small Cap Fund's
Class R shares, adjusted to reflect Class I expenses.

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or
IRAs.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2010
Hodges Small Cap Fund (Prospectus Summary) | Hodges Small Cap Fund | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-07-31
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	10.35%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	29.98%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.73%)
Hodges Small Cap Fund (Prospectus Summary) | Hodges Small Cap Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-07-31
Hodges Small Cap Fund | Russell 2000 Total Return Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2000® Total Return Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.85%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.76%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 18, 2007
Hodges Small Cap Fund | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged within 30 days of purchase)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.47%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.57%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.41%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	144
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	480
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	840
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,854
Annual Return 2008	rr_AnnualReturn2008	(40.62%)
Annual Return 2009	rr_AnnualReturn2009	49.22%
Annual Return 2010	rr_AnnualReturn2010	35.56%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Small Cap Fund Class R Shares Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	34.40%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.05%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 18, 2007
Hodges Small Cap Fund | Class R Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Small Cap Fund Class R Shares Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	34.04%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.95%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 18, 2007
Hodges Small Cap Fund | Class R Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Small Cap Fund Class R Shares Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	22.81%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.31%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 18, 2007
Hodges Small Cap Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged within 30 days of purchase)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.46%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.31%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.16%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	118
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	400
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	704
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,566
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Small Cap Fund Class I Shares Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	35.56%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.35%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 18, 2007

[1]	The Advisor has contractually agreed to reduce its fees and/or pay the Small Cap Fund's expenses (excluding Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for Class R shares of the Small Cap Fund to 1.40% and Class I shares of the Small Cap Fund to 1.15% of the Fund's average net assets (the "Expense Caps"). The Expense Caps will remain in effect at least until July 31, 2012. The Agreement may be terminated at any time by the Board upon 60 days' notice to the Advisor, or by the Advisor with the consent of the Board.

Hodges Blue Chip 25 Fund (Prospectus Summary) | Hodges Blue Chip 25 Fund
HODGES BLUE CHIP 25 FUND
Investment Objective
The Hodges Blue Chip 25 Fund (the "Blue Chip 25 Fund") seeks long-term capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Blue Chip 25 Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Hodges Blue Chip 25 Fund Class R Shares
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged within 30 days of purchase)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Hodges Blue Chip 25 Fund Class R Shares
Management Fees		0.65%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses		1.61%
Total Annual Fund Operating Expenses		2.51%
Fee Waiver and/or Expense Reimbursement		(1.20%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1][2]	1.31%
[1]	The Advisor has contractually agreed to reduce its fees and/or pay the Blue Chip 25 Fund's expenses (excluding Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for Class R shares of the Blue Chip 25 Fund to 1.30% of the Fund's average net assets (the "Expense Cap"). The Expense Cap will remain in effect at least until July 31, 2012. The Agreement may be terminated at any time by the Board upon 60 days' notice to the Advisor, or by the Advisor with the consent of the Board.
[2]	The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement do not correlate to the Ratio of Expenses to Average Net Assets After Fees Waived and Expenses Absorbed provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example
This Example is intended to help you compare the costs of investing in the Blue
Chip 25 Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Blue Chip 25 Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Blue Chip 25 Fund's operating expenses remain the same (taking into account the contractual expense limitation only in the first year).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Hodges Blue Chip 25 Fund Class R Shares	133	667	1,227	2,755

Portfolio Turnover
The Blue Chip 25 Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Blue
Chip 25 Fund's performance. During the most recent fiscal year, the Blue Chip 25
Fund's portfolio turnover rate was 46% of the average value of its portfolio.

Principal Investment Strategies
Under normal market conditions, the Blue Chip 25 Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in large capitalization equity securities. The Blue Chip 25 Fund defines large capitalization companies as those whose market capitalizations, at the time of purchase, are within the range of market capitalization of companies constituting the S&P 500® Index. The Fund will generally hold 25 positions, although from time to time, the Fund may hold as few as 20 and as many as 30 positions depending on market conditions. The Advisor selects investments using a "bottom-up" approach, which is largely driven by internal research, and means that the Advisor looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund's investment policies. While the Blue Chip 25 Fund invests primarily in securities that are traded in the United States, it may also invest up to 25% of its net assets in stocks of foreign companies which are U.S. dollar denominated and trade on a domestic national securities exchange, including ADRs, EDRs and
GDRs. The Fund may also invest up to 20% of its net assets in equity securities of issuers that have market capitalizations outside the defined large-cap level at the time of purchase. The Fund also may invest in money market instruments and may, from time to time, purchase put and call options on U.S.traded stocks, currencies or security indices. Although not a primary investment strategy, the
Fund may also engage in short selling and may sell options purchased and write
"covered" call options.

The Advisor will consider selling a security in the Blue Chip 25 Fund's portfolio if the Advisor believes that security has become overvalued or is believed to have reached its growth potential. Such evaluation will involve measuring the potential for additional appreciation in a security relative to its down-side risk. The Advisor will also take tax considerations into account when making a sell decision. While the Fund will be managed with consideration given to tax efficiency and will pursue and target a turnover of less than 100%
in a given year, the Fund's portfolio turnover may vary depending on market conditions in any given year.

Principal Investment Risks
There is a risk that you could lose all or a portion of your investment in the
Blue Chip 25 Fund. The following principal risks can affect the value of your investment:

·  General Market Risk: The market price of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

·  Equity Risk: Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value.

·  Management Risk: The Advisor may fail to implement the Blue Chip 25 Fund's investment strategies and meet its investment objective.

·  Short Sales Risk: Short sale strategies can be riskier than "long" investment strategies. The Blue Chip 25 Fund may seek to hedge investments or realize additional gains through short sales. Because the Blue Chip 25 Fund may short positions it does not own, potential losses to the Blue Chip 25 Fund are unlimited.

·  Portfolio Turnover Risk: High portfolio turnover involves correspondingly greater expenses to the Blue Chip 25 Fund, including brokerage commissions and dealer mark-ups and other transaction costs. This may also result in adverse tax consequences for Blue Chip 25 Fund shareholders.
·  Foreign Securities Risk: Foreign securities are subject to increased risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.

·  Investment Style Risk: Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. The Blue Chip 25 Fund may outperform or underperform other funds that employ a different investment style. Examples of different investment styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Value investing carries the risk that the market will not recognize a security's inherent value for a long time, or that a stock judged to be undervalued may actually be appropriately priced or overvalued.

·  Large Companies Risk: Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

·  Futures and Options (Derivatives) Risk: The use of derivative instruments involves risks different from, or greater than, the risks of investing directly in securities and more traditional investments. Derivative products are highly specialized investments that require investment techniques and risk analyses different than those associated with stocks.

Performance
The following performance information provides some indication of the risks of investing in the Blue Chip 25 Fund. The bar chart below illustrates how shares of the Blue Chip 25 Fund's total returns have varied since inception. The table below illustrates how the Blue Chip 25 Fund's average annual total returns for
1-year and since inception periods compare with that of a broad-based securities index. The Blue Chip 25 Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website at
www.hodgesmutualfunds.com.

Hodges Blue Chip 25 Fund Calendar Year Total Returns Class R

The Blue Chip 25 Fund's year-to-date return as of the most recent calendar quarter ended June 30, 2011 was 4.42%.

                    Highest Quarterly Return: 3Q, 2010  8.86%

                    Lowest Quarterly Return:  2Q, 2010 -10.62%

Average Annual Total Returns as of December 31, 2010
Average Annual Total Returns Hodges Blue Chip 25 Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class R Shares	Blue Chip 25 Fund Class R Shares Return Before Taxes	7.18%	9.22%	Sep 10, 2009
Class R Shares After Taxes on Distributions	Blue Chip 25 Fund Class R Shares Return After Taxes on Distributions	6.65%	8.81%	Sep 10, 2009
Class R Shares After Taxes on Distributions and Sales	Blue Chip 25 Fund Class R Shares Return After Taxes on Distributions and Sale of Fund Shares	5.35%	7.83%	Sep 10, 2009
Russell 1000 index	Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	16.10%	18.55%	Sep 10, 2009

The Blue Chip 25 Fund commenced operations on September 10, 2009.

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or
IRAs.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jul 29, 2011
Hodges Blue Chip 25 Fund (Prospectus Summary) | Hodges Blue Chip 25 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	HODGES BLUE CHIP 25 FUND
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Hodges Blue Chip 25 Fund (the "Blue Chip 25 Fund") seeks long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Blue Chip 25 Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Blue Chip 25 Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Blue
Chip 25 Fund's performance. During the most recent fiscal year, the Blue Chip 25
Fund's portfolio turnover rate was 46% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	46.00%
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement do not correlate to the Ratio of Expenses to Average Net Assets After Fees Waived and Expenses Absorbed provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the costs of investing in the Blue
Chip 25 Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Blue Chip 25 Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Blue Chip 25 Fund's operating expenses remain the same (taking into account the contractual expense limitation only in the first year).

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Blue Chip 25 Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in large capitalization equity securities. The Blue Chip 25 Fund defines large capitalization companies as those whose market capitalizations, at the time of purchase, are within the range of market capitalization of companies constituting the S&P 500® Index. The Fund will generally hold 25 positions, although from time to time, the Fund may hold as few as 20 and as many as 30 positions depending on market conditions. The Advisor selects investments using a "bottom-up" approach, which is largely driven by internal research, and means that the Advisor looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund's investment policies. While the Blue Chip 25 Fund invests primarily in securities that are traded in the United States, it may also invest up to 25% of its net assets in stocks of foreign companies which are U.S. dollar denominated and trade on a domestic national securities exchange, including ADRs, EDRs and
GDRs. The Fund may also invest up to 20% of its net assets in equity securities of issuers that have market capitalizations outside the defined large-cap level at the time of purchase. The Fund also may invest in money market instruments and may, from time to time, purchase put and call options on U.S.traded stocks, currencies or security indices. Although not a primary investment strategy, the
Fund may also engage in short selling and may sell options purchased and write
"covered" call options.

The Advisor will consider selling a security in the Blue Chip 25 Fund's portfolio if the Advisor believes that security has become overvalued or is believed to have reached its growth potential. Such evaluation will involve measuring the potential for additional appreciation in a security relative to its down-side risk. The Advisor will also take tax considerations into account when making a sell decision. While the Fund will be managed with consideration given to tax efficiency and will pursue and target a turnover of less than 100%
in a given year, the Fund's portfolio turnover may vary depending on market conditions in any given year.

Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
There is a risk that you could lose all or a portion of your investment in the
Blue Chip 25 Fund. The following principal risks can affect the value of your investment:

·  General Market Risk: The market price of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

·  Equity Risk: Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value.

·  Management Risk: The Advisor may fail to implement the Blue Chip 25 Fund's investment strategies and meet its investment objective.

·  Short Sales Risk: Short sale strategies can be riskier than "long" investment strategies. The Blue Chip 25 Fund may seek to hedge investments or realize additional gains through short sales. Because the Blue Chip 25 Fund may short positions it does not own, potential losses to the Blue Chip 25 Fund are unlimited.

·  Portfolio Turnover Risk: High portfolio turnover involves correspondingly greater expenses to the Blue Chip 25 Fund, including brokerage commissions and dealer mark-ups and other transaction costs. This may also result in adverse tax consequences for Blue Chip 25 Fund shareholders.
·  Foreign Securities Risk: Foreign securities are subject to increased risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.

·  Investment Style Risk: Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. The Blue Chip 25 Fund may outperform or underperform other funds that employ a different investment style. Examples of different investment styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Value investing carries the risk that the market will not recognize a security's inherent value for a long time, or that a stock judged to be undervalued may actually be appropriately priced or overvalued.

·  Large Companies Risk: Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

·  Futures and Options (Derivatives) Risk: The use of derivative instruments involves risks different from, or greater than, the risks of investing directly in securities and more traditional investments. Derivative products are highly specialized investments that require investment techniques and risk analyses different than those associated with stocks.

Risk, Lose Money	rr_RiskLoseMoney	There is a risk that you could lose all or a portion of your investment in the Blue Chip 25 Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the Blue Chip 25 Fund. The bar chart below illustrates how shares of the Blue Chip 25 Fund's total returns have varied since inception. The table below illustrates how the Blue Chip 25 Fund's average annual total returns for
1-year and since inception periods compare with that of a broad-based securities index. The Blue Chip 25 Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website at
www.hodgesmutualfunds.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Blue Chip 25 Fund.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.hodgesmutualfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Blue Chip 25 Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Hodges Blue Chip 25 Fund Calendar Year Total Returns Class R
Bar Chart, Closing	rr_BarChartClosingTextBlock
The Blue Chip 25 Fund's year-to-date return as of the most recent calendar quarter ended June 30, 2011 was 4.42%.

                    Highest Quarterly Return: 3Q, 2010  8.86%

                    Lowest Quarterly Return:  2Q, 2010 -10.62%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	Actual after-tax returns depend on your situation and may differ from those shown.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock
The Blue Chip 25 Fund commenced operations on September 10, 2009.

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or
IRAs.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2010
Hodges Blue Chip 25 Fund (Prospectus Summary) | Hodges Blue Chip 25 Fund | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-07-31
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.42%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.86%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.62%)
Hodges Blue Chip 25 Fund | Russell 1000 index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.10%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	18.55%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 10, 2009
Hodges Blue Chip 25 Fund | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged within 30 days of purchase)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.61%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.51%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.20%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.31%	[1],[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	133
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	667
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,227
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,755
Annual Return 2010	rr_AnnualReturn2010	7.18%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Blue Chip 25 Fund Class R Shares Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.18%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.22%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 10, 2009
Hodges Blue Chip 25 Fund | Class R Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Blue Chip 25 Fund Class R Shares Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.65%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.81%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 10, 2009
Hodges Blue Chip 25 Fund | Class R Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Blue Chip 25 Fund Class R Shares Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.35%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.83%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 10, 2009

[1]	The Advisor has contractually agreed to reduce its fees and/or pay the Blue Chip 25 Fund's expenses (excluding Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for Class R shares of the Blue Chip 25 Fund to 1.30% of the Fund's average net assets (the "Expense Cap"). The Expense Cap will remain in effect at least until July 31, 2012. The Agreement may be terminated at any time by the Board upon 60 days' notice to the Advisor, or by the Advisor with the consent of the Board.
[2]	The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement do not correlate to the Ratio of Expenses to Average Net Assets After Fees Waived and Expenses Absorbed provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Hodges Equity Income Fund (Prospectus Summary) | Hodges Equity Income Fund
HODGES EQUITY INCOME FUND
Investment Objective
The Hodges Equity Income Fund (the "Equity Income Fund") seeks income and long-term capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Equity Income Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Hodges Equity Income Fund Class R Shares
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged within 30 days of purchase)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Hodges Equity Income Fund Class R Shares
Management Fees		0.65%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses		1.22%
Total Annual Fund Operating Expenses		2.12%
Fee Waiver and/or Expense Reimbursement		(0.81%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	1.31%
[1]	The Advisor has contractually agreed to reduce its fees and/or pay the Equity Income Fund's expenses (excluding Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for Class R shares of the Equity Income Fund to 1.30% of the Fund's average net assets (the "Expense Cap"). The Expense Cap will remain in effect at least until July 31, 2012. The Agreement may be terminated at any time by the Board upon 60 days' notice to the Advisor, or by the Advisor with the consent of the Board.

Example
This Example is intended to help you compare the costs of investing in the
Equity Income Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Equity Income Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Equity Income Fund's operating expenses remain the same (taking into account the contractual expense limitation only in the first year).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Hodges Equity Income Fund Class R Shares	133	586	1,065	2,388

Portfolio Turnover
The Equity Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Equity
Income Fund's performance. During the most recent fiscal year, the Equity Income
Fund's portfolio turnover rate was 34% of the average value of its portfolio.

Principal Investment Strategies
Under normal market conditions, the Equity Income Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in income producing equity securities. Equity securities include common stock, preferred stock and equity-equivalent securities such as convertible securities, stock futures contracts or equity options. The Equity Income Fund may invest in investment-grade, convertible and non-convertible debt securities,
U.S. government securities and money market funds. The Advisor selects investments using a "bottom-up" approach, which is largely driven by internal research, and means that the Advisor looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund's investment policies. While the Equity Income Fund invests primarily in securities that are traded in the United States, it may also invest up to 25% of its net assets in stocks of foreign companies which are
U.S. dollar denominated and trade on a domestic national securities exchange
(including ADRs, EDRs and GDRs), debt securities of companies, debt obligations of governments and their agencies and other similar securities. The Fund can invest in small, medium and large-cap as it has no limitations on the size of the market capitalization of equity securities in which it invests. The Fund may also invest up to 20% of its net assets in equity or debt securities of issuers that do not pay regular dividends or do not have a current cash distribution at the time of purchase. The Fund also may invest in money market instruments and may, from time to time, purchase put and call options on U.S. traded stocks, currencies or security indices. Although not a primary investment strategy, the
Fund may also engage in short selling and may sell options purchased and write
"covered" call options. The Fund issues dividends from net investment income on a quarterly basis.

The Advisor will consider selling a security in the Equity Income Fund's portfolio if the Advisor believes that security no longer meets the Advisor's dividend payment or valuation criteria. Such evaluation will involve measuring a company's ability to pay-out dividends on a sustainable basis and potential for additional appreciation in a security relative to its downside risk. If a stock's risk parameters appear to outweigh its return opportunity, the stock may be sold. A stock may also be sold to meet redemptions or if more attractive investment alternatives are identified. The Advisor will also take tax considerations into account when making a sell decision. While the Equity Income
Fund is managed with consideration given to tax efficiency, the Equity Income
Fund's portfolio turnover could exceed 100% in a given year. A high turnover has the potential to result in the realization and distribution of capital gains, as well as higher transaction costs.

Principal Investment Risks
There is a risk that you could lose all or a portion of your investment in the
Equity Income Fund. The following principal risks can affect the value of your investment:

·  General Market Risk: The market price of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

·  Equity Risk: Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value.

·  Management Risk: The Advisor may fail to implement the Equity Income Fund's investment strategies and meet its investment objective.

·  Short Sales Risk: Short sale strategies can be riskier than "long" investment strategies. The Equity Income Fund may seek to hedge investments or realize additional gains through short sales. Because the Equity Income Fund may short positions it does not own, potential losses to the Equity Income Fund are unlimited.

·  Portfolio Turnover Risk: High portfolio turnover involves correspondingly greater expenses to the Equity Income Fund, including brokerage commissions and dealer mark-ups and other transaction costs. This may also result in adverse tax consequences for Equity Income Fund shareholders.

·  Foreign Securities Risk: Foreign securities are subject to increased risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.

·  Investment Style Risk: Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. The Equity Income Fund may outperform or underperform other funds that employ a different investment style. Examples of different investment styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Value investing carries the risk that the market will not recognize a security's inherent value for a long time, or that a stock judged to be undervalued may actually be appropriately priced or overvalued.

·  Large Companies Risk: Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

·  Futures and Options (Derivatives) Risk: The use of derivative instruments involves risks different from, or greater than, the risks of investing directly in securities and more traditional investments. Derivative products are highly specialized investments that require investment techniques and risk analyses different than those associated with stocks.

·  Smaller Company Risk: Investing in securities of smaller companies including micro-cap, small-cap, medium-cap and less seasoned companies often involve greater volatility than investing in larger, more established companies and these securities may be less liquid than other securities.

·  Debt Security Risk: Debt securities are subject to the risk that their market value will decline because of rising interest rates. The price of debt securities is generally linked to the prevailing market interest rates. In general, when interest rates rise, the price of debt securities falls, and when interest rates fall, the price of debt securities rises.

·  Convertible Security Risk: As with a straight fixed-income security, a convertible security tends to increase in market value when interest rates decline and decrease in value when interest rates rise. Like a common stock, the value of a convertible security also tends to increase as the market value of the underlying stock rises, and it tends to decrease as the market value of the underlying stock declines.

Performance
The following performance information provides some indication of the risks of investing in the Equity Income Fund. The bar chart below illustrates how shares of the Equity Income Fund's total returns have varied since inception. The table below illustrates how the Equity Income Fund's average annual total returns for
1-year and since inception periods compare with that of a broad-based securities index. The Equity Income Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website at
www.hodgesmutualfunds.com.

Hodges Equity Income Fund Calendar Year Total Returns Class R

The Equity Income Fund's year-to-date return as of the most recent calendar quarter ended June 30, 2011 was 5.93%.

                    Highest Quarterly Return: 3Q, 2010 12.80%

                    Lowest Quarterly Return:  2Q, 2010 -8.54%

Average Annual Total Returns as of December 31, 2010
Average Annual Total Returns Hodges Equity Income Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class R Shares	Equity Income Fund Class R Shares Return Before Taxes	14.51%	16.56%	Sep 10, 2009
Class R Shares After Taxes on Distributions	Equity Income Fund Class R Shares Return After Taxes on Distributions	13.62%	15.88%	Sep 10, 2009
Class R Shares After Taxes on Distributions and Sales	Equity Income Fund Class R Shares Return After Taxes on Distributions and Sale of Fund Shares	10.48%	14.05%	Sep 10, 2009
S&P 500 Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	15.06%	17.63%	Sep 10, 2009

The Equity Income Fund commenced operations on September 10, 2009.

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or
IRAs.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jul 29, 2011
Hodges Equity Income Fund (Prospectus Summary) | Hodges Equity Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	HODGES EQUITY INCOME FUND
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Hodges Equity Income Fund (the "Equity Income Fund") seeks income and long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Equity Income Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Equity Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Equity
Income Fund's performance. During the most recent fiscal year, the Equity Income
Fund's portfolio turnover rate was 34% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	34.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the costs of investing in the
Equity Income Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Equity Income Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Equity Income Fund's operating expenses remain the same (taking into account the contractual expense limitation only in the first year).

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Equity Income Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in income producing equity securities. Equity securities include common stock, preferred stock and equity-equivalent securities such as convertible securities, stock futures contracts or equity options. The Equity Income Fund may invest in investment-grade, convertible and non-convertible debt securities,
U.S. government securities and money market funds. The Advisor selects investments using a "bottom-up" approach, which is largely driven by internal research, and means that the Advisor looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund's investment policies. While the Equity Income Fund invests primarily in securities that are traded in the United States, it may also invest up to 25% of its net assets in stocks of foreign companies which are
U.S. dollar denominated and trade on a domestic national securities exchange
(including ADRs, EDRs and GDRs), debt securities of companies, debt obligations of governments and their agencies and other similar securities. The Fund can invest in small, medium and large-cap as it has no limitations on the size of the market capitalization of equity securities in which it invests. The Fund may also invest up to 20% of its net assets in equity or debt securities of issuers that do not pay regular dividends or do not have a current cash distribution at the time of purchase. The Fund also may invest in money market instruments and may, from time to time, purchase put and call options on U.S. traded stocks, currencies or security indices. Although not a primary investment strategy, the
Fund may also engage in short selling and may sell options purchased and write
"covered" call options. The Fund issues dividends from net investment income on a quarterly basis.

The Advisor will consider selling a security in the Equity Income Fund's portfolio if the Advisor believes that security no longer meets the Advisor's dividend payment or valuation criteria. Such evaluation will involve measuring a company's ability to pay-out dividends on a sustainable basis and potential for additional appreciation in a security relative to its downside risk. If a stock's risk parameters appear to outweigh its return opportunity, the stock may be sold. A stock may also be sold to meet redemptions or if more attractive investment alternatives are identified. The Advisor will also take tax considerations into account when making a sell decision. While the Equity Income
Fund is managed with consideration given to tax efficiency, the Equity Income
Fund's portfolio turnover could exceed 100% in a given year. A high turnover has the potential to result in the realization and distribution of capital gains, as well as higher transaction costs.

Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
There is a risk that you could lose all or a portion of your investment in the
Equity Income Fund. The following principal risks can affect the value of your investment:

·  General Market Risk: The market price of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

·  Equity Risk: Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value.

·  Management Risk: The Advisor may fail to implement the Equity Income Fund's investment strategies and meet its investment objective.

·  Short Sales Risk: Short sale strategies can be riskier than "long" investment strategies. The Equity Income Fund may seek to hedge investments or realize additional gains through short sales. Because the Equity Income Fund may short positions it does not own, potential losses to the Equity Income Fund are unlimited.

·  Portfolio Turnover Risk: High portfolio turnover involves correspondingly greater expenses to the Equity Income Fund, including brokerage commissions and dealer mark-ups and other transaction costs. This may also result in adverse tax consequences for Equity Income Fund shareholders.

·  Foreign Securities Risk: Foreign securities are subject to increased risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.

·  Investment Style Risk: Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. The Equity Income Fund may outperform or underperform other funds that employ a different investment style. Examples of different investment styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Value investing carries the risk that the market will not recognize a security's inherent value for a long time, or that a stock judged to be undervalued may actually be appropriately priced or overvalued.

·  Large Companies Risk: Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

·  Futures and Options (Derivatives) Risk: The use of derivative instruments involves risks different from, or greater than, the risks of investing directly in securities and more traditional investments. Derivative products are highly specialized investments that require investment techniques and risk analyses different than those associated with stocks.

·  Smaller Company Risk: Investing in securities of smaller companies including micro-cap, small-cap, medium-cap and less seasoned companies often involve greater volatility than investing in larger, more established companies and these securities may be less liquid than other securities.

·  Debt Security Risk: Debt securities are subject to the risk that their market value will decline because of rising interest rates. The price of debt securities is generally linked to the prevailing market interest rates. In general, when interest rates rise, the price of debt securities falls, and when interest rates fall, the price of debt securities rises.

·  Convertible Security Risk: As with a straight fixed-income security, a convertible security tends to increase in market value when interest rates decline and decrease in value when interest rates rise. Like a common stock, the value of a convertible security also tends to increase as the market value of the underlying stock rises, and it tends to decrease as the market value of the underlying stock declines.

Risk, Lose Money	rr_RiskLoseMoney	There is a risk that you could lose all or a portion of your investment in the Equity Income Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the Equity Income Fund. The bar chart below illustrates how shares of the Equity Income Fund's total returns have varied since inception. The table below illustrates how the Equity Income Fund's average annual total returns for
1-year and since inception periods compare with that of a broad-based securities index. The Equity Income Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website at
www.hodgesmutualfunds.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Equity Income Fund.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.hodgesmutualfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Equity Income Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Hodges Equity Income Fund Calendar Year Total Returns Class R
Bar Chart, Closing	rr_BarChartClosingTextBlock
The Equity Income Fund's year-to-date return as of the most recent calendar quarter ended June 30, 2011 was 5.93%.

                    Highest Quarterly Return: 3Q, 2010 12.80%

                    Lowest Quarterly Return:  2Q, 2010 -8.54%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	Actual after-tax returns depend on your situation and may differ from those shown.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock
The Equity Income Fund commenced operations on September 10, 2009.

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or
IRAs.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2010
Hodges Equity Income Fund (Prospectus Summary) | Hodges Equity Income Fund | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-07-31
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.93%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.80%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.54%)
Hodges Equity Income Fund | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	17.63%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 10, 2009
Hodges Equity Income Fund | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged within 30 days of purchase)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.12%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.81%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.31%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	133
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	586
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,065
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,388
Annual Return 2010	rr_AnnualReturn2010	14.51%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Equity Income Fund Class R Shares Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.51%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	16.56%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 10, 2009
Hodges Equity Income Fund | Class R Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Equity Income Fund Class R Shares Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.62%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	15.88%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 10, 2009
Hodges Equity Income Fund | Class R Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Equity Income Fund Class R Shares Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.48%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	14.05%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 10, 2009

[1]	The Advisor has contractually agreed to reduce its fees and/or pay the Equity Income Fund's expenses (excluding Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for Class R shares of the Equity Income Fund to 1.30% of the Fund's average net assets (the "Expense Cap"). The Expense Cap will remain in effect at least until July 31, 2012. The Agreement may be terminated at any time by the Board upon 60 days' notice to the Advisor, or by the Advisor with the consent of the Board.

Hodges Pure Contrarian Fund (Prospectus Summary) | Hodges Pure Contrarian Fund
HODGES PURE CONTRARIAN FUND
Investment Objective
The Hodges Pure Contrarian Fund (the "Pure Contrarian Fund") seeks long-term capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Pure Contrarian Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Hodges Pure Contrarian Fund Class R Shares
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged within 30 days of purchase)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Hodges Pure Contrarian Fund Class R Shares
Management Fees		0.85%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses		1.07%
Total Annual Fund Operating Expenses		2.17%
Fee Waiver and/or Expense Reimbursement		(0.76%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1][2]	1.41%
[1]	Hodges Capital Management, Inc. (the "Advisor") has contractually agreed to reduce its fees and/or pay the Pure Contrarian Fund's expenses (excluding Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for Class R shares of the Pure Contrarian Fund to 1.40% of the Fund's average net assets (the "Expense Cap"). The Expense Cap will remain in effect at least until July 31, 2012. The Agreement may be terminated at any time by the Board upon 60 days' notice to the Advisor, or by the Advisor with the consent of the Board.
[2]	The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement do not correlate to the Ratio of Expenses to Average Net Assets After Fees Waived and Expenses Absorbed provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example
This Example is intended to help you compare the costs of investing in the Pure
Contrarian Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Pure Contrarian Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Pure Contrarian Fund's operating expenses remain the same (taking into account the contractual expense limitation only in the first year).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Hodges Pure Contrarian Fund Class R Shares	144	606	1,095	2,444

Portfolio Turnover
The Pure Contrarian Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Pure
Contrarian Fund's performance. During the most recent fiscal year, the Pure
Contrarian Fund's portfolio turnover rate was 91% of the average value of its portfolio.

Principal Investment Strategies
Under normal market conditions, the Pure Contrarian Fund invests primarily in common stocks of companies with an attractive price and free cash flow (the relationship between the price of a company's stock and that company's available cash from operations, minus capital expenditures). Such companies may also include special situations companies that are experiencing management changes and/or are currently out of favor. The Pure Contrarian Fund will invest without regard to a company's market capitalization size. The Advisor selects investments using a "bottom-up" approach, which is largely driven by internal research, and means that the Advisor looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund's investment policies. In addition, the Fund may invest in investment-grade convertible and non-convertible debt securities,
U.S. government securities and money market funds. While the Pure Contrarian
Fund invests primarily in securities that are traded in the United States, it may also invest up to 25% of its net assets in foreign equity and debt securities, which include investments in emerging markets. Such investments in foreign securities may include direct investments and those of securities which are U.S. dollar denominated and trade on a domestic national securities exchange including ADRs, EDRs and GDRs. The Pure Contrarian Fund is a non-diversified fund, which may result in the portfolio being strategically focused in certain issuers or sectors. The Fund also may invest in money market instruments and may, from time to time, purchase put and call options on U.S. traded stocks, currencies or security indices. Although not a primary investment strategy, the
Fund may also engage in short selling and may sell options and write "covered"
call options.

The Advisor will consider selling a security in the Pure Contrarian Fund's portfolio if the Advisor believes that security has become overvalued or is believed to have reached its appreciation potential. The Advisor may also sell a security if the basic thesis supporting the contrarian view on an investment materially changes due to unforeseen events. Such evaluation involves measuring the potential for additional appreciation in a security relative to its down-side risk. The Advisor will also take tax considerations into account when making a sell decision. Given the long-term nature of the Pure Contrarian Fund's contrarian strategy, the portfolio turnover is likely to be less than 100% in a given year under normal market conditions.

Principal Investment Risks
There is a risk that you could lose all or a portion of your investment in the
Pure Contrarian Fund. The following principal risks can affect the value of your investment:

·  General Market Risk: The market price of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

·  Equity Risk: Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value.

·  Management Risk: The Advisor may fail to implement the Pure Contrarian Fund's investment strategies and meet its investment objective.

·  Short Sales Risk: Short sale strategies can be riskier than "long" investment strategies. The Pure Contrarian Fund may seek to hedge investments or realize additional gains through short sales. Because the Pure Contrarian Fund may short positions it does not own, potential losses to the Pure Contrarian Fund are unlimited.

·  Portfolio Turnover Risk: High portfolio turnover involves correspondingly greater expenses to the Pure Contrarian Fund, including brokerage commissions and dealer mark-ups and other transaction costs. This may also result in adverse tax consequences for Pure Contrarian Fund shareholders.

·  Foreign Securities Risk: Foreign securities are subject to increased risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.

·  Emerging Markets Risk. Investments in emerging markets are generally more volatile than investments in developed foreign markets.

·  Investment Style Risk: Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. The Pure Contrarian Fund may outperform or underperform other funds that employ a different investment style. Examples of different investment styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Value investing carries the risk that the market will not recognize a security's inherent value for a long time, or that a stock judged to be undervalued may actually be appropriately priced or overvalued.

·  Large Companies Risk: Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

·  Futures and Options (Derivatives) Risk: The use of derivative instruments involves risks different from, or greater than, the risks of investing directly in securities and more traditional investments. Derivative products are highly specialized investments that require investment techniques and risk analyses different than those associated with stocks.

·  Smaller Company Risk: Investing in securities of smaller companies including micro-cap, small-cap, medium-cap and less seasoned companies often involve greater volatility than investing in larger, more established companies and these securities may be less liquid than other securities.
·  Non-Diversification Risk: The Pure Contrarian Fund is non-diversified which means an increase or decrease in the value of a single security may have a greater impact on the Pure Contrarian Fund's total return than would happen to a diversified fund.

·  Risks of Companies in "Special Situations:" The Pure Contrarian Fund's
   investments in companies experiencing significant business problems could have a negative result in the Fund's performance if the company does not realize the anticipated favorable prospects.

Performance
The following performance information provides some indication of the risks of investing in the Pure Contrarian Fund. The bar chart below illustrates how shares of the Pure Contrarian Fund's total returns have varied since inception. The table below illustrates how the Pure Contrarian Fund's average annual total returns for 1-year and since inception periods compare with that of a broad-based securities index. The Pure Contrarian Fund's past performance
(before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website at www.hodgesmutualfunds.com.

Hodges Pure Contrarian Fund Calendar Year Total Returns Class R

The Pure Contrarian Fund's year-to-date return as of the most recent calendar quarter ended June 30, 2011 was -4.89%.

                    Highest Quarterly Return: 4Q, 2010 19.00%

                    Lowest Quarterly Return:  2Q, 2010 -10.14%

Average Annual Total Returns as of December 31, 2010
Average Annual Total Returns Hodges Pure Contrarian Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class R Shares	Pure Contrarian Fund Class R Shares Return Before Taxes	27.54%	28.40%	Sep 10, 2009
Class R Shares After Taxes on Distributions	Pure Contrarian Fund Class R Shares Return After Taxes on Distributions	27.31%	28.23%	Sep 10, 2009
Class R Shares After Taxes on Distributions and Sales	Pure Contrarian Fund Class R Shares Return After Taxes on Distributions and Sale of Fund Shares	18.15%	24.24%	Sep 10, 2009
Russell 1000 index	Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	15.06%	17.63%	Sep 10, 2009

The Pure Contrarian Fund commenced operations on September 10, 2009.

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or
IRAs.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jul 29, 2011
Hodges Pure Contrarian Fund (Prospectus Summary) | Hodges Pure Contrarian Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	HODGES PURE CONTRARIAN FUND
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Hodges Pure Contrarian Fund (the "Pure Contrarian Fund") seeks long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Pure Contrarian Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Pure Contrarian Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Pure
Contrarian Fund's performance. During the most recent fiscal year, the Pure
Contrarian Fund's portfolio turnover rate was 91% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	91.00%
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement do not correlate to the Ratio of Expenses to Average Net Assets After Fees Waived and Expenses Absorbed provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the costs of investing in the Pure
Contrarian Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Pure Contrarian Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Pure Contrarian Fund's operating expenses remain the same (taking into account the contractual expense limitation only in the first year).

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Pure Contrarian Fund invests primarily in common stocks of companies with an attractive price and free cash flow (the relationship between the price of a company's stock and that company's available cash from operations, minus capital expenditures). Such companies may also include special situations companies that are experiencing management changes and/or are currently out of favor. The Pure Contrarian Fund will invest without regard to a company's market capitalization size. The Advisor selects investments using a "bottom-up" approach, which is largely driven by internal research, and means that the Advisor looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund's investment policies. In addition, the Fund may invest in investment-grade convertible and non-convertible debt securities,
U.S. government securities and money market funds. While the Pure Contrarian
Fund invests primarily in securities that are traded in the United States, it may also invest up to 25% of its net assets in foreign equity and debt securities, which include investments in emerging markets. Such investments in foreign securities may include direct investments and those of securities which are U.S. dollar denominated and trade on a domestic national securities exchange including ADRs, EDRs and GDRs. The Pure Contrarian Fund is a non-diversified fund, which may result in the portfolio being strategically focused in certain issuers or sectors. The Fund also may invest in money market instruments and may, from time to time, purchase put and call options on U.S. traded stocks, currencies or security indices. Although not a primary investment strategy, the
Fund may also engage in short selling and may sell options and write "covered"
call options.

The Advisor will consider selling a security in the Pure Contrarian Fund's portfolio if the Advisor believes that security has become overvalued or is believed to have reached its appreciation potential. The Advisor may also sell a security if the basic thesis supporting the contrarian view on an investment materially changes due to unforeseen events. Such evaluation involves measuring the potential for additional appreciation in a security relative to its down-side risk. The Advisor will also take tax considerations into account when making a sell decision. Given the long-term nature of the Pure Contrarian Fund's contrarian strategy, the portfolio turnover is likely to be less than 100% in a given year under normal market conditions.

Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
There is a risk that you could lose all or a portion of your investment in the
Pure Contrarian Fund. The following principal risks can affect the value of your investment:

·  General Market Risk: The market price of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

·  Equity Risk: Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value.

·  Management Risk: The Advisor may fail to implement the Pure Contrarian Fund's investment strategies and meet its investment objective.

·  Short Sales Risk: Short sale strategies can be riskier than "long" investment strategies. The Pure Contrarian Fund may seek to hedge investments or realize additional gains through short sales. Because the Pure Contrarian Fund may short positions it does not own, potential losses to the Pure Contrarian Fund are unlimited.

·  Portfolio Turnover Risk: High portfolio turnover involves correspondingly greater expenses to the Pure Contrarian Fund, including brokerage commissions and dealer mark-ups and other transaction costs. This may also result in adverse tax consequences for Pure Contrarian Fund shareholders.

·  Foreign Securities Risk: Foreign securities are subject to increased risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.

·  Emerging Markets Risk. Investments in emerging markets are generally more volatile than investments in developed foreign markets.

·  Investment Style Risk: Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. The Pure Contrarian Fund may outperform or underperform other funds that employ a different investment style. Examples of different investment styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Value investing carries the risk that the market will not recognize a security's inherent value for a long time, or that a stock judged to be undervalued may actually be appropriately priced or overvalued.

·  Large Companies Risk: Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

·  Futures and Options (Derivatives) Risk: The use of derivative instruments involves risks different from, or greater than, the risks of investing directly in securities and more traditional investments. Derivative products are highly specialized investments that require investment techniques and risk analyses different than those associated with stocks.

·  Smaller Company Risk: Investing in securities of smaller companies including micro-cap, small-cap, medium-cap and less seasoned companies often involve greater volatility than investing in larger, more established companies and these securities may be less liquid than other securities.
·  Non-Diversification Risk: The Pure Contrarian Fund is non-diversified which means an increase or decrease in the value of a single security may have a greater impact on the Pure Contrarian Fund's total return than would happen to a diversified fund.

·  Risks of Companies in "Special Situations:" The Pure Contrarian Fund's
   investments in companies experiencing significant business problems could have a negative result in the Fund's performance if the company does not realize the anticipated favorable prospects.

Risk, Lose Money	rr_RiskLoseMoney	There is a risk that you could lose all or a portion of your investment in the Pure Contrarian Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Pure Contrarian Fund is non-diversified which means an increase or decrease in the value of a single security may have a greater impact on the Pure Contrarian Fund's total return than would happen to a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the Pure Contrarian Fund. The bar chart below illustrates how shares of the Pure Contrarian Fund's total returns have varied since inception. The table below illustrates how the Pure Contrarian Fund's average annual total returns for 1-year and since inception periods compare with that of a broad-based securities index. The Pure Contrarian Fund's past performance
(before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website at www.hodgesmutualfunds.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Pure Contrarian Fund.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.hodgesmutualfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Pure Contrarian Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Hodges Pure Contrarian Fund Calendar Year Total Returns Class R
Bar Chart, Closing	rr_BarChartClosingTextBlock
The Pure Contrarian Fund's year-to-date return as of the most recent calendar quarter ended June 30, 2011 was -4.89%.

                    Highest Quarterly Return: 4Q, 2010 19.00%

                    Lowest Quarterly Return:  2Q, 2010 -10.14%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	Actual after-tax returns depend on your situation and may differ from those shown.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock
The Pure Contrarian Fund commenced operations on September 10, 2009.

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or
IRAs.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2010
Hodges Pure Contrarian Fund (Prospectus Summary) | Hodges Pure Contrarian Fund | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-07-31
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(4.89%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.00%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.14%)
Hodges Pure Contrarian Fund | Russell 1000 index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	17.63%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 10, 2009
Hodges Pure Contrarian Fund | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged within 30 days of purchase)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.17%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.76%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.41%	[1],[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	144
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	606
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,095
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,444
Annual Return 2010	rr_AnnualReturn2010	27.54%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Pure Contrarian Fund Class R Shares Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	27.54%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	28.40%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 10, 2009
Hodges Pure Contrarian Fund | Class R Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Pure Contrarian Fund Class R Shares Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	27.31%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	28.23%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 10, 2009
Hodges Pure Contrarian Fund | Class R Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Pure Contrarian Fund Class R Shares Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.15%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	24.24%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 10, 2009

[1]	Hodges Capital Management, Inc. (the "Advisor") has contractually agreed to reduce its fees and/or pay the Pure Contrarian Fund's expenses (excluding Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for Class R shares of the Pure Contrarian Fund to 1.40% of the Fund's average net assets (the "Expense Cap"). The Expense Cap will remain in effect at least until July 31, 2012. The Agreement may be terminated at any time by the Board upon 60 days' notice to the Advisor, or by the Advisor with the consent of the Board.
[2]	The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement do not correlate to the Ratio of Expenses to Average Net Assets After Fees Waived and Expenses Absorbed provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.